Retirement Benefit Plans - Summary of Composition and Fair Value of Plan Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
UK equities	£ 40	£ 128
Overseas equities	2,275	2,675
Corporate bonds	1,578	1,777
Government fixed interest bonds	1,618	2,710
Government index-linked bonds	6,695	4,543
Property	1,454	1,332
Derivatives	312	94
Cash	1,161	984
Repurchase agreements	(2,198)	(3,263)
Other	1,052	1,575
Total	£ 13,987	£ 12,555
UK equities	0.00%	1.00%
Overseas equities	16.00%	21.00%
Corporate bonds	11.00%	15.00%
Government fixed interest bonds	12.00%	22.00%
Government index-linked bonds	48.00%	35.00%
Property	10.00%	11.00%
Derivatives	2.00%	1.00%
Cash	8.00%	8.00%
Repurchase agreements	(15.00%)	(26.00%)
Other	8.00%	12.00%
Total	100.00%	100.00%
Quoted prices in active markets
Disclosure of net defined benefit liability (asset) [line items]
UK equities	£ 40	£ 128
Overseas equities	1,271	1,742
Corporate bonds	1,121	1,333
Government fixed interest bonds	1,618	2,710
Government index-linked bonds	6,695	4,543
Property	0	0
Derivatives	0	0
Cash	0	0
Repurchase agreements	0	0
Other	0	0
Total	£ 10,745	£ 10,456
UK equities	0.00%	1.00%
Overseas equities	9.00%	14.00%
Corporate bonds	8.00%	11.00%
Government fixed interest bonds	12.00%	22.00%
Government index-linked bonds	48.00%	35.00%
Property	0.00%	0.00%
Derivatives	0.00%	0.00%
Cash	0.00%	0.00%
Repurchase agreements	0.00%	0.00%
Other	0.00%	0.00%
Total	77.00%	83.00%
Prices not quoted in active markets
Disclosure of net defined benefit liability (asset) [line items]
UK equities	£ 0	£ 0
Overseas equities	1,004	933
Corporate bonds	457	444
Government fixed interest bonds	0	0
Government index-linked bonds	0	0
Property	1,454	1,332
Derivatives	312	94
Cash	1,161	984
Repurchase agreements	(2,198)	(3,263)
Other	1,052	1,575
Total	£ 3,242	£ 2,099
UK equities	0.00%	0.00%
Overseas equities	7.00%	7.00%
Corporate bonds	3.00%	4.00%
Government fixed interest bonds	0.00%	0.00%
Government index-linked bonds	0.00%	0.00%
Property	10.00%	11.00%
Derivatives	2.00%	1.00%
Cash	8.00%	8.00%
Repurchase agreements	(15.00%)	(26.00%)
Other	8.00%	12.00%
Total	23.00%	17.00%